AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 93.2%

COMMON STOCKS - 93.2%

Aerospace & Defense - 2.5%
BWX Technologies, Inc.(a)	8,004	527,784
L3Harris Technologies, Inc.(a)	2,436	493,729
Lockheed Martin Corp.(a)	1,276	471,482
Mercury Systems, Inc.*	6,728	475,333
Northrop Grumman Corp.	1,508	488,049
		2,456,377
Air Freight & Logistics - 2.0%
CH Robinson Worldwide, Inc.(a)	5,104	487,075
Expeditors International of Washington, Inc.(a)	4,988	537,158
FedEx Corp.(a)	1,856	527,178
United Parcel Service, Inc., Class B	2,900	492,971
		2,044,382
Auto Components - 0.5%
Gentex Corp.(a)	12,760	455,149

Banks - 2.4%
Bank OZK	11,020	450,167
Commerce Bancshares, Inc.(a)	6,032	462,112
First Financial Bankshares, Inc.(a)	9,976	466,178
Glacier Bancorp, Inc.(a)	8,468	483,353
UMB Financial Corp.	5,336	492,673
		2,354,483
Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc.*(a)	3,016	461,177
Alnylam Pharmaceuticals, Inc.*(a)	3,016	425,829
Amgen, Inc.(a)	1,972	490,653
Gilead Sciences, Inc.(a)	7,192	464,819
Incyte Corp.*(a)	5,800	471,366
Moderna, Inc.*	3,016	394,945
Novavax, Inc.*	1,856	336,512
Regeneron Pharmaceuticals, Inc.*	928	439,074
Seagen, Inc.*	2,900	402,694
United Therapeutics Corp.*	2,668	446,276
Vertex Pharmaceuticals, Inc.*	2,088	448,690
Vir Biotechnology, Inc.*	7,192	368,734
		5,150,769
Capital Markets - 5.7%
Bank of New York Mellon Corp. (The)(a)	10,440	493,708
Cboe Global Markets, Inc.(a)	4,640	457,922
Charles Schwab Corp. (The)	7,308	476,335
CME Group, Inc.(a)	2,320	473,813
Franklin Resources, Inc.(a)	16,936	501,306
Interactive Brokers Group, Inc., Class A(a)	6,264	457,522
Intercontinental Exchange, Inc.(a)	4,060	453,421
MarketAxess Holdings, Inc.	812	404,311
Morningstar, Inc.	1,972	443,779
MSCI, Inc.	1,160	486,365
Tradeweb Markets, Inc., Class A	6,612	489,288
Virtu Financial, Inc., Class A	16,820	522,261
		5,660,031
Chemicals - 1.4%
Air Products and Chemicals, Inc.(a)	1,740	489,532
Corteva, Inc.(a)	9,860	459,673
NewMarket Corp.	1,160	440,985
		1,390,190
Commercial Services & Supplies - 2.0%
Republic Services, Inc.	5,104	507,082
Rollins, Inc.	12,876	443,192
Tetra Tech, Inc.	3,364	456,562
Waste Management, Inc.	4,176	538,788
		1,945,624
Communications Equipment - 0.9%
Cisco Systems, Inc.(a)	10,092	521,857
Ubiquiti, Inc.	1,392	415,234
		937,091
Construction & Engineering - 0.5%
Valmont Industries, Inc.	1,972	468,685

Consumer Finance - 0.5%
FirstCash, Inc.(a)	7,076	464,681

Containers & Packaging - 2.4%
Amcor plc(a)	40,136	468,789
AptarGroup, Inc.(a)	3,596	509,445
Packaging Corp. of America	3,480	467,990
Silgan Holdings, Inc.	11,832	497,299
Sonoco Products Co.	7,540	477,282
		2,420,805
Distributors - 0.5%
Pool Corp.	1,392	480,574

Diversified Consumer Services - 1.8%
frontdoor, Inc.*(a)	8,468	455,155
Grand Canyon Education, Inc.*(a)	4,176	447,249
Service Corp. International	9,164	467,822
Terminix Global Holdings, Inc.*	9,280	442,378
		1,812,604
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., Class B*(a)	1,856	474,152

Diversified Telecommunication Services - 0.9%
Liberty Global plc, Class C*(a)	18,212	465,134
Verizon Communications, Inc.	8,004	465,433
		930,567

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Electric Utilities - 1.5%
Avangrid, Inc.(a)	10,092	502,682
Hawaiian Electric Industries, Inc.(a)	12,992	577,235
NextEra Energy, Inc.	6,148	464,850
		1,544,767
Electronic Equipment, Instruments & Components - 0.9%
Cognex Corp.(a)	5,452	452,462
Keysight Technologies, Inc.*(a)	3,248	465,763
		918,225
Entertainment - 2.7%
Activision Blizzard, Inc.(a)	4,756	442,308
Electronic Arts, Inc.(a)	3,248	439,682
Netflix, Inc.*	812	423,588
Take-Two Interactive Software, Inc.*	2,436	430,441
World Wrestling Entertainment, Inc., Class A	9,512	516,121
Zynga, Inc., Class A*	40,020	408,604
		2,660,744
Equity Real Estate Investment Trusts (REITs) - 7.0%
American Tower Corp.(a)	2,088	499,157
Americold Realty Trust(a)	12,180	468,565
CoreSite Realty Corp.(a)	3,828	458,786
Crown Castle International Corp.(a)	2,784	479,210
CubeSmart(a)	12,180	460,769
CyrusOne, Inc.(a)	6,960	471,331
Digital Realty Trust, Inc.(a)	3,364	473,786
Equinix, Inc.(a)	696	472,995
Equity Commonwealth(a)	15,776	438,573
Extra Space Storage, Inc.(a)	3,596	476,650
Lexington Realty Trust(a)	41,296	458,798
Public Storage	1,856	457,986
Rayonier, Inc.	13,108	422,733
SBA Communications Corp.	1,856	515,133
Sun Communities, Inc.	3,016	452,521
		7,006,993
Food & Staples Retailing - 1.1%
Kroger Co. (The)(a)	13,804	496,806
Sprouts Farmers Market, Inc.*	20,996	558,914
		1,055,720
Food Products - 2.9%
Campbell Soup Co.(a)	9,860	495,662
Flowers Foods, Inc.(a)	20,532	488,662
General Mills, Inc.(a)	8,004	490,805
Hain Celestial Group, Inc. (The)*(a)	10,904	475,414
Hormel Foods Corp.(a)	9,628	460,026
J M Smucker Co. (The)	4,060	513,712
		2,924,281
Gas Utilities - 2.0%
Atmos Energy Corp.(a)	5,104	504,530
National Fuel Gas Co.	9,976	498,700
New Jersey Resources Corp.	11,600	462,492
Spire, Inc.	6,612	488,561
		1,954,283
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.(a)	5,800	489,172
Becton Dickinson and Co.(a)	1,856	451,286
ICU Medical, Inc.*(a)	2,088	428,959
Quidel Corp.*	2,784	356,157
		1,725,574
Health Care Providers & Services - 0.9%
Amedisys, Inc.*(a)	1,624	430,019
Premier, Inc., Class A	13,340	451,559
		881,578
Health Care Technology - 0.7%
Teladoc Health, Inc.*	1,740	316,245
Veeva Systems, Inc., Class A*	1,624	424,254
		740,499
Hotels, Restaurants & Leisure - 1.0%
Domino's Pizza, Inc.(a)	1,276	469,300
McDonald's Corp.(a)	2,204	494,005
		963,305
Household Durables - 0.9%
Garmin Ltd.(a)	3,596	474,133
Helen of Troy Ltd.*(a)	1,972	415,421
		889,554
Household Products - 1.0%
Church & Dwight Co., Inc.(a)	5,684	496,497
Clorox Co. (The)(a)	2,436	469,856
		966,353
Industrial Conglomerates - 1.0%
3M Co.	2,552	491,719
Roper Technologies, Inc.	1,160	467,875
		959,594
Insurance - 4.6%
Arthur J Gallagher & Co.(a)	3,712	463,146
Axis Capital Holdings Ltd.(a)	9,164	454,260
Brown & Brown, Inc.(a)	9,744	445,398
Erie Indemnity Co., Class A(a)	1,856	410,009
Everest Re Group Ltd.	1,856	459,935
Mercury General Corp.(a)	7,656	465,561
Progressive Corp. (The)	5,104	487,994
RLI Corp.	4,292	478,859
Selective Insurance Group, Inc.	6,728	488,049
White Mountains Insurance Group Ltd.	348	387,985
		4,541,196
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*(a)	116	358,913
eBay, Inc.(a)	7,424	454,646
		813,559

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
IT Services - 3.5%
Akamai Technologies, Inc.*(a)	4,640	472,816
Black Knight, Inc.*(a)	5,916	437,725
Broadridge Financial Solutions, Inc.(a)	3,132	479,509
Fastly, Inc., Class A*(a)	5,916	398,029
MAXIMUS, Inc.	5,452	485,446
MongoDB, Inc.*	1,160	310,219
Okta, Inc.*	1,740	383,548
VeriSign, Inc.*	2,436	484,179
		3,451,471
Leisure Products - 0.4%
Peloton Interactive, Inc., Class A*	3,596	404,334

Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A*(a)	812	463,790
Repligen Corp.*	2,204	428,480
		892,270
Machinery - 1.4%
Caterpillar, Inc.(a)	2,088	484,145
Graco, Inc.(a)	6,612	473,551
Toro Co. (The)	4,524	466,605
		1,424,301
Metals & Mining - 1.6%
Newmont Corp.	8,004	482,401
Nucor Corp.	7,540	605,236
Royal Gold, Inc.	4,292	461,905
		1,549,542
Multiline Retail - 1.9%
Dollar General Corp.(a)	2,320	470,078
Dollar Tree, Inc.*(a)	4,408	504,540
Ollie's Bargain Outlet Holdings, Inc.*	5,104	444,048
Target Corp.	2,436	482,499
		1,901,165
Multi-Utilities - 1.5%
Ameren Corp.(a)	6,380	519,077
Consolidated Edison, Inc.(a)	6,728	503,254
Dominion Energy, Inc.(a)	6,380	484,625
		1,506,956
Oil, Gas & Consumable Fuels - 2.9%
Cabot Oil & Gas Corp.(a)	25,288	474,909
Cheniere Energy, Inc.*(a)	6,612	476,130
EOG Resources, Inc.(a)	6,728	487,982
EQT Corp.*(a)	25,868	480,627
Equitrans Midstream Corp.(a)	62,756	512,089
Exxon Mobil Corp.	8,352	466,292
		2,898,029
Pharmaceuticals - 1.4%
Eli Lilly and Co.(a)	2,320	433,423
Johnson & Johnson(a)	2,900	476,615
Merck & Co., Inc.	6,148	473,949
		1,383,987
Professional Services - 2.0%
Booz Allen Hamilton Holding Corp.(a)	5,916	476,416
FTI Consulting, Inc.*(a)	4,176	585,099
Nielsen Holdings plc	19,488	490,123
Verisk Analytics, Inc.	2,436	430,417
		1,982,055
Road & Rail - 2.0%
JB Hunt Transport Services, Inc.(a)	3,132	526,395
Knight-Swift Transportation Holdings, Inc.(a)	10,556	507,638
Landstar System, Inc.(a)	2,900	478,674
Old Dominion Freight Line, Inc.	2,204	529,864
		2,042,571
Semiconductors & Semiconductor Equipment - 0.9%
Texas Instruments, Inc.	2,668	504,225
Xilinx, Inc.	3,480	431,172
		935,397
Software - 8.0%
Adobe, Inc.*(a)	928	441,143
Autodesk, Inc.*(a)	1,624	450,092
Citrix Systems, Inc.(a)	3,364	472,171
Cloudflare, Inc., Class A*	5,916	415,658
Coupa Software, Inc.*(a)	1,392	354,236
Crowdstrike Holdings, Inc., Class A*(a)	2,088	381,081
Datadog, Inc., Class A*(a)	4,640	386,698
DocuSign, Inc.*(a)	1,856	375,747
Dropbox, Inc., Class A*(a)	19,720	525,735
Five9, Inc.*(a)	2,552	398,954
Fortinet, Inc.*(a)	2,668	492,033
Guidewire Software, Inc.*(a)	3,828	389,040
NortonLifeLock, Inc.	23,084	490,766
Oracle Corp.	7,076	496,523
RingCentral, Inc., Class A*	1,160	345,541
Smartsheet, Inc., Class A*	6,148	392,980
Tyler Technologies, Inc.*	1,044	443,209
Zoom Video Communications, Inc., Class A*	1,160	372,696
Zscaler, Inc.*	2,204	378,361
		8,002,664
Specialty Retail - 1.5%
Murphy USA, Inc.	3,596	519,838
O'Reilly Automotive, Inc.*	1,044	529,569
Tractor Supply Co.	2,784	492,990
		1,542,397
Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co.(a)	4,408	465,617
Hanesbrands, Inc.(a)	25,404	499,697
Lululemon Athletica, Inc.*(a)	1,392	426,940
		1,392,254

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	36,424	459,671

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	5,336	481,254
Watsco, Inc.	1,856	483,952
		965,206
TOTAL COMMON STOCKS (COST $79,280,494)		92,726,659

TOTAL LONG POSITIONS (Cost $79,280,494)		92,726,659

SHORT POSITIONS - (93.6)%

COMMON STOCKS - (93.6)%

Aerospace & Defense - (2.9)%
Boeing Co. (The)*	(2,088)	(531,855)
Hexcel Corp.*	(8,352)	(467,712)
Howmet Aerospace, Inc.*	(15,544)	(499,429)
Raytheon Technologies Corp.	(6,148)	(475,056)
Textron, Inc.	(8,700)	(487,896)
TransDigm Group, Inc.*	(696)	(409,192)
		(2,871,140)
Air Freight & Logistics - (0.5)%
XPO Logistics, Inc.*	(3,944)	(486,295)

Airlines - (2.5)%
Alaska Air Group, Inc.*	(6,844)	(473,673)
American Airlines Group, Inc.*	(21,924)	(523,984)
Delta Air Lines, Inc.*	(9,396)	(453,639)
JetBlue Airways Corp.*	(23,664)	(481,326)
United Airlines Holdings, Inc.*	(8,932)	(513,947)
		(2,446,569)
Auto Components - (0.4)%
Aptiv plc*	(3,016)	(415,906)

Banks - (2.8)%
Citigroup, Inc.	(6,728)	(489,462)
Citizens Financial Group, Inc.	(10,208)	(450,683)
Fifth Third Bancorp	(12,876)	(482,206)
KeyCorp	(21,808)	(435,724)
Synovus Financial Corp.	(10,440)	(477,630)
TCF Financial Corp.	(9,860)	(458,096)
		(2,793,801)
Beverages - (0.9)%
Constellation Brands, Inc., Class A	(2,088)	(476,064)
Monster Beverage Corp.*	(5,104)	(464,923)
		(940,987)
Biotechnology - (0.3)%
FibroGen, Inc.*	(8,816)	(306,003)

Building Products - (0.5)%
Fortune Brands Home & Security, Inc.	(5,220)	(500,180)

Chemicals - (3.3)%
Axalta Coating Systems Ltd.*	(15,892)	(470,085)
Chemours Co. (The)	(18,096)	(505,059)
Eastman Chemical Co.	(4,060)	(447,087)
Ingevity Corp.*	(6,496)	(490,643)
LyondellBasell Industries NV, Class A	(4,408)	(458,653)
Valvoline, Inc.	(18,444)	(480,835)
W R Grace & Co.	(7,424)	(444,401)
		(3,296,763)
Commercial Services & Supplies - (0.9)%
Cimpress plc*	(4,640)	(464,603)
Clean Harbors, Inc.*	(5,220)	(438,793)
		(903,396)
Construction Materials - (0.5)%
Eagle Materials, Inc.	(3,596)	(483,338)

Consumer Finance - (3.7)%
Ally Financial, Inc.	(10,672)	(482,481)
Capital One Financial Corp.	(3,712)	(472,278)
Credit Acceptance Corp.*	(1,276)	(459,653)
Discover Financial Services	(4,756)	(451,772)
OneMain Holdings, Inc.	(9,280)	(498,522)
PROG Holdings, Inc.	(9,512)	(411,774)
Santander Consumer USA Holdings, Inc.	(17,400)	(470,844)
Synchrony Financial	(11,716)	(476,373)
		(3,723,697)
Diversified Financial Services - (0.5)%
Equitable Holdings, Inc.	(15,544)	(507,045)

Electric Utilities - (2.3)%
Entergy Corp.	(4,988)	(496,157)
NRG Energy, Inc.	(11,832)	(446,421)
OGE Energy Corp.	(14,384)	(465,466)
PNM Resources, Inc.	(9,280)	(455,184)
PPL Corp.	(16,472)	(475,053)
		(2,338,281)
Electronic Equipment, Instruments & Components - (2.5)%
CDW Corp.	(2,900)	(480,675)
Coherent, Inc.*	(1,856)	(469,364)
FLIR Systems, Inc.	(8,352)	(471,637)
Jabil, Inc.	(10,324)	(538,500)
Trimble, Inc.*	(6,148)	(478,253)
		(2,438,429)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Entertainment - (0.4)%
Live Nation Entertainment, Inc.*	(4,988)	(422,234)

Equity Real Estate Investment Trusts (REITs) - (6.4)%
American Campus Communities, Inc.	(10,440)	(450,695)
Brixmor Property Group, Inc.	(22,504)	(455,256)
Gaming and Leisure Properties, Inc.	(10,324)	(438,047)
Lamar Advertising Co., Class A	(5,104)	(479,368)
National Health Investors, Inc.	(6,728)	(486,300)
National Retail Properties, Inc.	(9,976)	(439,642)
Sabra Health Care REIT, Inc.	(24,824)	(430,945)
Simon Property Group, Inc.	(3,944)	(448,709)
SL Green Realty Corp.	(6,612)	(462,774)
Ventas, Inc.	(8,236)	(439,308)
VEREIT, Inc.	(11,832)	(456,952)
Vornado Realty Trust	(10,556)	(479,137)
Welltower, Inc.	(6,380)	(456,999)
Weyerhaeuser Co.	(12,876)	(458,385)
		(6,382,517)
Food & Staples Retailing - (1.4)%
Performance Food Group Co.*	(8,236)	(474,476)
Sysco Corp.	(5,684)	(447,558)
US Foods Holding Corp.*	(12,180)	(464,302)
		(1,386,336)
Food Products - (1.3)%
Beyond Meat, Inc.*	(3,016)	(392,442)
Darling Ingredients, Inc.*	(6,844)	(503,581)
Lamb Weston Holdings, Inc.	(5,452)	(422,421)
		(1,318,444)
Health Care Equipment & Supplies - (2.7)%
Align Technology, Inc.*	(812)	(439,722)
Intuitive Surgical, Inc.*	(580)	(428,585)
NuVasive, Inc.*	(7,888)	(517,137)
Stryker Corp.	(1,856)	(452,085)
Tandem Diabetes Care, Inc.*	(4,872)	(429,954)
Zimmer Biomet Holdings, Inc.	(2,784)	(445,663)
		(2,713,146)
Health Care Providers & Services - (6.1)%
Acadia Healthcare Co., Inc.*	(8,584)	(490,490)
Anthem, Inc.	(1,508)	(541,296)
Cigna Corp.	(2,088)	(504,753)
Covetrus, Inc.*	(12,528)	(375,464)
Encompass Health Corp.	(5,684)	(465,520)
HCA Healthcare, Inc.	(2,552)	(480,644)
HealthEquity, Inc.*	(5,568)	(378,624)
Humana, Inc.	(1,160)	(486,330)
Laboratory Corp. of America Holdings*	(1,856)	(473,336)
Molina Healthcare, Inc.*	(1,972)	(460,975)
Tenet Healthcare Corp.*	(8,816)	(458,432)
UnitedHealth Group, Inc.	(1,392)	(517,921)
Universal Health Services, Inc., Class B	(3,364)	(448,724)
		(6,082,509)
Hotels, Restaurants & Leisure - (4.0)%
Boyd Gaming Corp.*	(7,888)	(465,076)
Carnival Corp.*	(17,052)	(452,560)
Darden Restaurants, Inc.	(3,364)	(477,688)
Marriott Vacations Worldwide Corp.*	(2,784)	(484,917)
MGM Resorts International	(11,368)	(431,870)
Norwegian Cruise Line Holdings Ltd.*	(15,776)	(435,260)
Planet Fitness, Inc., Class A*	(5,336)	(412,473)
Royal Caribbean Cruises Ltd.*	(4,988)	(427,023)
Wynn Resorts Ltd.*	(3,364)	(421,745)
		(4,008,612)
Household Durables - (1.5)%
Mohawk Industries, Inc.*	(2,552)	(490,775)
Tempur Sealy International, Inc.	(13,340)	(487,711)
Toll Brothers, Inc.	(8,352)	(473,809)
		(1,452,295)
Household Products - (0.5)%
Energizer Holdings, Inc.	(10,324)	(489,977)

Insurance - (4.8)%
American Financial Group, Inc.	(4,060)	(463,246)
American International Group, Inc.	(10,208)	(471,712)
Athene Holding Ltd., Class A*	(9,976)	(502,790)
Brighthouse Financial, Inc.*	(11,136)	(492,768)
Lincoln National Corp.	(8,004)	(498,409)
Primerica, Inc.	(3,132)	(462,972)
Principal Financial Group, Inc.	(7,656)	(459,054)
Prudential Financial, Inc.	(5,336)	(486,110)
Reinsurance Group of America, Inc.	(3,596)	(453,276)
Unum Group	(16,936)	(471,329)
		(4,761,666)
Interactive Media & Services - (1.3)%
Cargurus, Inc.*	(16,472)	(392,528)
TripAdvisor, Inc.*	(9,860)	(530,369)
Zillow Group, Inc., Class C*	(2,668)	(345,880)
		(1,268,777)
Internet & Direct Marketing Retail - (0.6)%
Wayfair, Inc., Class A*	(1,740)	(547,665)

IT Services - (2.7)%
DXC Technology Co.*	(17,632)	(551,176)
Euronet Worldwide, Inc.*	(2,900)	(401,070)
Gartner, Inc.*	(2,436)	(444,692)
Global Payments, Inc.	(2,320)	(467,666)
Square, Inc., Class A*	(1,740)	(395,067)
WEX, Inc.*	(1,972)	(412,582)
		(2,672,253)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Leisure Products - (0.5)%
Brunswick Corp.	(4,988)	(475,706)

Life Sciences Tools & Services - (1.9)%
Charles River Laboratories International, Inc.*	(1,624)	(470,684)
IQVIA Holdings, Inc.*	(2,320)	(448,085)
PRA Health Sciences, Inc.*	(3,596)	(551,374)
Syneos Health, Inc.*	(6,148)	(466,326)
		(1,936,469)
Machinery - (3.5)%
Colfax Corp.*	(10,092)	(442,130)
Crane Co.	(5,220)	(490,210)
Middleby Corp. (The)*	(3,248)	(538,356)
Parker-Hannifin Corp.	(1,624)	(512,258)
Stanley Black & Decker, Inc.	(2,668)	(532,720)
Westinghouse Air Brake Technologies Corp.	(6,032)	(477,493)
Woodward, Inc.	(3,828)	(461,772)
		(3,454,939)
Media - (1.7)%
Interpublic Group of Cos., Inc. (The)	(17,052)	(497,918)
Liberty Media Corp-Liberty SiriusXM, Class C*	(10,208)	(450,275)
Nexstar Media Group, Inc., Class A	(3,248)	(456,117)
ViacomCBS, Inc.	(7,076)	(319,128)
		(1,723,438)
Metals & Mining - (1.0)%
Alcoa Corp.*	(18,212)	(591,708)
Freeport-McMoRan, Inc.*	(11,948)	(393,448)
		(985,156)
Mortgage Real Estate Investment Trusts (REITs) - (1.5)%
Blackstone Mortgage Trust, Inc., Class A	(15,776)	(489,056)
New Residential Investment Corp.	(45,820)	(515,475)
Starwood Property Trust, Inc.	(20,300)	(502,222)
		(1,506,753)
Multiline Retail - (0.5)%
Kohl's Corp.	(8,120)	(484,033)

Multi-Utilities - (2.5)%
Black Hills Corp.	(7,424)	(495,701)
CenterPoint Energy, Inc.	(21,808)	(493,951)
DTE Energy Co.	(3,596)	(478,772)
MDU Resources Group, Inc.	(15,776)	(498,679)
NorthWestern Corp.	(7,656)	(499,171)
		(2,466,274)
Oil, Gas & Consumable Fuels - (2.7)%
APA Corp.*	(22,852)	(409,051)
Marathon Petroleum Corp.	(8,120)	(434,339)
Occidental Petroleum Corp.	(17,400)	(463,188)
ONEOK, Inc.	(9,860)	(499,507)
Ovintiv, Inc.	(19,372)	(461,441)
Targa Resources Corp.	(14,384)	(456,692)
		(2,724,218)
Paper & Forest Products - (0.6)%
Louisiana-Pacific Corp.	(9,976)	(553,269)

Personal Products - (0.5)%
Coty, Inc., Class A*	(57,072)	(514,219)

Pharmaceuticals - (0.4)%
Elanco Animal Health, Inc.*	(14,616)	(430,441)

Professional Services - (1.0)%
Insperity, Inc.	(5,336)	(446,837)
KBR, Inc.	(14,036)	(538,842)
		(985,679)
Real Estate Management & Development - (0.4)%
Howard Hughes Corp. (The)*	(4,524)	(430,368)

Road & Rail - (0.5)%
Lyft, Inc., Class A*	(7,888)	(498,364)

Semiconductors & Semiconductor Equipment - (4.7)%
Applied Materials, Inc.	(3,944)	(526,918)
Enphase Energy, Inc.*	(2,668)	(432,643)
KLA Corp.	(1,392)	(459,917)
Lam Research Corp.	(812)	(483,335)
Microchip Technology, Inc.	(2,900)	(450,138)
NXP Semiconductors NV	(2,552)	(513,820)
ON Semiconductor Corp.*	(11,252)	(468,196)
SolarEdge Technologies, Inc.*	(1,508)	(433,459)
Teradyne, Inc.	(3,480)	(423,446)
Universal Display Corp.	(2,204)	(521,841)
		(4,713,713)
Software - (3.8)%
Anaplan, Inc.*	(5,800)	(312,330)
Manhattan Associates, Inc.*	(3,596)	(422,098)
Nutanix, Inc., Class A*	(14,152)	(375,877)
Paycom Software, Inc.*	(1,160)	(429,270)
Paylocity Holding Corp.*	(2,320)	(417,206)
Pluralsight, Inc., Class A*	(21,576)	(482,008)
PTC, Inc.*	(3,248)	(447,087)
SS&C Technologies Holdings, Inc.	(6,728)	(470,085)
Trade Desk, Inc. (The), Class A*	(580)	(377,963)
		(3,733,924)
Specialty Retail - (2.5)%
Carvana Co.*	(1,624)	(426,138)
Gap, Inc. (The)*	(18,328)	(545,808)
National Vision Holdings, Inc.*	(8,932)	(391,489)
Penske Automotive Group, Inc.	(6,844)	(549,162)
RH*	(928)	(553,645)
		(2,466,242)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - (1.3)%
Pure Storage, Inc., Class A*	(17,632)	(379,793)
Western Digital Corp.	(6,728)	(449,094)
Xerox Holdings Corp.	(18,328)	(444,821)
		(1,273,708)
Textiles, Apparel & Luxury Goods - (1.0)%
PVH Corp.*	(4,640)	(490,448)
Tapestry, Inc.*	(11,136)	(458,915)
		(949,363)
Thrifts & Mortgage Finance - (1.0)%
MGIC Investment Corp.	(35,380)	(490,013)
Radian Group, Inc.	(21,692)	(504,339)
		(994,352)
Trading Companies & Distributors - (1.4)%
Air Lease Corp.	(9,628)	(471,772)
United Rentals, Inc.*	(1,508)	(496,599)
Univar Solutions, Inc.*	(20,996)	(452,254)
		(1,420,625)
Transportation Infrastructure - (0.5)%
Macquarie Infrastructure Corp.	(14,616)	(464,935)

TOTAL COMMON STOCKS (Proceeds $(75,139,354))		(93,144,449)

TOTAL SHORT POSITIONS (Proceeds $(75,139,354))		(93,144,449)

Total Investments - (0.4)% (Cost $4,141,140)		(417,790)
Other assets less liabilities - 100.4%		99,912,731
Net Assets - 100.0%		99,494,941

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $51,605,958.

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2021 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2021

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	7,663,386	9/30/2021	Morgan Stanley	0.46%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	3,105,827
USD	(8,571,265)	9/30/2021	Morgan Stanley	(0.29)%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	(2,231,504)
							874,323

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 97.8%

COMMON STOCKS - 95.8%

Aerospace & Defense - 1.0%
Lockheed Martin Corp.	96	35,472

Beverages - 2.0%
Coca-Cola Co. (The)	669	35,263
PepsiCo, Inc.	249	35,221
		70,484
Biotechnology - 2.9%
AbbVie, Inc.(a)	324	35,064
Amgen, Inc.	141	35,082
Gilead Sciences, Inc.(a)	543	35,094
		105,240
Capital Markets - 1.0%
Virtu Financial, Inc., Class A	1,125	34,931

Communications Equipment - 1.9%
Cisco Systems, Inc.(a)	678	35,059
Juniper Networks, Inc.(a)	1,380	34,956
		70,015
Containers & Packaging - 1.0%
International Paper Co.(a)	651	35,200

Distributors - 1.0%
Genuine Parts Co.(a)	303	35,024

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	603	35,064

Electric Utilities - 9.8%
Alliant Energy Corp.	651	35,258
American Electric Power Co., Inc.(a)	417	35,320
Duke Energy Corp.(a)	366	35,330
Evergy, Inc.	594	35,361
Eversource Energy	405	35,069
IDACORP, Inc.(a)	354	35,389
NRG Energy, Inc.	945	35,655
PPL Corp.	1,215	35,041
Southern Co. (The)	570	35,431
Xcel Energy, Inc.	531	35,317
		353,171
Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	801	34,851

Energy Equipment & Services - 1.0%
Baker Hughes Co.(a)	1,626	35,138

Equity Real Estate Investment Trusts (REITs) - 15.5%
American Campus Communities, Inc.(a)	810	34,968
Brookfield Property REIT, Inc., Class A	1,953	35,056
CoreSite Realty Corp.	291	34,876
Federal Realty Investment Trust	342	34,696
Healthcare Trust of America, Inc., Class A(a)	1,263	34,834
Highwoods Properties, Inc.(a)	813	34,910
Iron Mountain, Inc.(a)	942	34,864
Medical Properties Trust, Inc.	1,632	34,729
National Retail Properties, Inc.	789	34,771
Omega Healthcare Investors, Inc.	951	34,835
Realty Income Corp.	549	34,862
SL Green Realty Corp.	492	34,435
STAG Industrial, Inc.	1,035	34,786
STORE Capital Corp.	1,044	34,974
VICI Properties, Inc.	1,230	34,735
WP Carey, Inc.	492	34,814
		557,145
Food & Staples Retailing - 1.0%
Walgreens Boots Alliance, Inc.	636	34,916

Food Products - 7.8%
Campbell Soup Co.(a)	696	34,988
Conagra Brands, Inc.	933	35,081
Flowers Foods, Inc.	1,470	34,986
General Mills, Inc.(a)	570	34,952
Ingredion, Inc.(a)	390	35,069
J M Smucker Co. (The)	276	34,922
Kellogg Co.(a)	555	35,132
Tyson Foods, Inc., Class A	474	35,218
		280,348
Gas Utilities - 2.0%
Atmos Energy Corp.	360	35,586
UGI Corp.	858	35,187
		70,773
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.(a)	573	34,810
CVS Health Corp.(a)	465	34,982
		69,792
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	156	34,966

Household Durables - 2.9%
Leggett & Platt, Inc.	765	34,922
Newell Brands, Inc.	1,305	34,948
Whirlpool Corp.	159	35,036
		104,906
Household Products - 1.0%
Kimberly-Clark Corp.	252	35,041

Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	486	35,420

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - 1.0%
3M Co.	183	35,260

Insurance - 4.9%
Old Republic International Corp.	1,599	34,922
Principal Financial Group, Inc.	579	34,717
Progressive Corp. (The)	369	35,280
Prudential Financial, Inc.	384	34,983
Unum Group	1,257	34,982
		174,884
IT Services - 2.0%
International Business Machines Corp.(a)	264	35,181
Western Union Co. (The)	1,425	35,140
		70,321
Leisure Products - 1.0%
Hasbro, Inc.(a)	363	34,891

Media - 1.9%
Interpublic Group of Cos., Inc. (The)(a)	1,194	34,865
Omnicom Group, Inc.	471	34,924
		69,789
Mortgage Real Estate Investment Trusts (REITs) - 1.9%
Blackstone Mortgage Trust, Inc., Class A(a)	1,125	34,875
Starwood Property Trust, Inc.	1,413	34,958
		69,833
Multi-Utilities - 7.9%
Ameren Corp.	432	35,148
CMS Energy Corp.	576	35,263
DTE Energy Co.(a)	267	35,548
MDU Resources Group, Inc.	1,110	35,087
NiSource, Inc.	1,464	35,297
Public Service Enterprise Group, Inc.	585	35,223
Sempra Energy	267	35,399
WEC Energy Group, Inc.	375	35,096
		282,061
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.(a)	336	35,210
ConocoPhillips(a)	663	35,119
Exxon Mobil Corp.	627	35,005
Marathon Petroleum Corp.	657	35,143
Phillips 66	429	34,981
Valero Energy Corp.	489	35,012
Williams Cos., Inc. (The)	1,485	35,180
		245,650
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.(a)	555	35,037
Merck & Co., Inc.	453	34,922
Pfizer, Inc.	966	34,998
		104,957
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc.(a)	75	34,774

Technology Hardware, Storage & Peripherals - 1.9%
Hewlett Packard Enterprise Co.(a)	2,220	34,943
NetApp, Inc.	480	34,881
		69,824
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.(a)	1,782	35,052

Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc.	2,775	35,020

Tobacco - 1.9%
Altria Group, Inc.	687	35,147
Philip Morris International, Inc.	393	34,875
		70,022
Trading Companies & Distributors - 1.0%
Watsco, Inc.	135	35,201

TOTAL COMMON STOCKS (COST $3,085,749)		3,435,436

MASTER LIMITED PARTNERSHIPS - 2.0%

Industrial Conglomerates - 1.0%
Icahn Enterprises LP	654	35,133

Oil, Gas & Consumable Fuels - 1.0%
Enterprise Products Partners LP(a)	1,578	34,747

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $73,699)		69,880

TOTAL LONG POSITIONS (Cost $3,159,448)		3,505,316

SHORT POSITIONS - (48.8)%

COMMON STOCKS - (48.8)%

Aerospace & Defense - (0.5)%
Boeing Co. (The)*	(33)	(8,406)
TransDigm Group, Inc.*	(15)	(8,819)
		(17,225)
Airlines - (0.2)%
Delta Air Lines, Inc.*	(180)	(8,690)

Automobiles - (0.5)%
Ford Motor Co.*	(714)	(8,747)
Tesla, Inc.*	(12)	(8,015)
		(16,762)

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Banks - (1.9)%
Commerce Bancshares, Inc.	(114)	(8,734)
First Citizens BancShares, Inc., Class A	(9)	(7,522)
First Financial Bankshares, Inc.	(186)	(8,692)
First Republic Bank	(51)	(8,504)
Pinnacle Financial Partners, Inc.	(99)	(8,777)
Signature Bank	(39)	(8,818)
SVB Financial Group*	(18)	(8,886)
Western Alliance Bancorp	(93)	(8,783)
		(68,716)
Beverages - (1.4)%
Boston Beer Co., Inc. (The), Class A*	(6)	(7,238)
Brown-Forman Corp., Class B	(126)	(8,690)
Constellation Brands, Inc., Class A	(39)	(8,892)
Keurig Dr Pepper, Inc.	(255)	(8,764)
Molson Coors Beverage Co., Class B*	(171)	(8,747)
Monster Beverage Corp.*	(96)	(8,745)
		(51,076)
Biotechnology - (0.2)%
Alexion Pharmaceuticals, Inc.*	(57)	(8,716)

Capital Markets - (4.1)%
Affiliated Managers Group, Inc.	(57)	(8,495)
Charles Schwab Corp. (The)	(135)	(8,799)
FactSet Research Systems, Inc.	(27)	(8,332)
Hamilton Lane, Inc., Class A	(99)	(8,767)
Intercontinental Exchange, Inc.	(78)	(8,711)
KKR & Co., Inc.	(180)	(8,793)
LPL Financial Holdings, Inc.	(60)	(8,530)
MarketAxess Holdings, Inc.	(18)	(8,963)
Moody's Corp.	(30)	(8,958)
Morningstar, Inc.	(39)	(8,776)
MSCI, Inc.	(21)	(8,805)
Open Lending Corp., Class A*	(249)	(8,820)
Raymond James Financial, Inc.	(72)	(8,824)
S&P Global, Inc.	(24)	(8,469)
SEI Investments Co.	(141)	(8,591)
Stifel Financial Corp.	(135)	(8,648)
Tradeweb Markets, Inc., Class A	(117)	(8,658)
		(147,939)
Commercial Services & Supplies - (0.3)%
Copart, Inc.*	(81)	(8,797)

Consumer Finance - (0.7)%
American Express Co.	(63)	(8,911)
Capital One Financial Corp.	(69)	(8,779)
Credit Acceptance Corp.*	(24)	(8,645)
		(26,335)
Containers & Packaging - (0.2)%
Crown Holdings, Inc.	(90)	(8,734)

Diversified Financial Services - (0.5)%
Berkshire Hathaway, Inc., Class B*	(33)	(8,431)
Voya Financial, Inc.	(135)	(8,591)
		(17,022)
Electric Utilities - (4.6)%
Edison International	(348)	(20,393)
Entergy Corp.	(207)	(20,590)
Exelon Corp.	(471)	(20,602)
FirstEnergy Corp.	(594)	(20,606)
NextEra Energy, Inc.	(273)	(20,641)
OGE Energy Corp.	(636)	(20,581)
PG&E Corp.*	(1,743)	(20,411)
Pinnacle West Capital Corp.	(255)	(20,744)
		(164,568)
Electrical Equipment - (0.3)%
Plug Power, Inc.*	(249)	(8,924)

Energy Equipment & Services - (0.5)%
Halliburton Co.	(411)	(8,820)
NOV, Inc.*	(642)	(8,808)
		(17,628)
Entertainment - (0.5)%
Netflix, Inc.*	(18)	(9,390)
Walt Disney Co. (The)*	(48)	(8,857)
		(18,247)
Equity Real Estate Investment Trusts (REITs) - (0.8)%
American Homes 4 Rent, Class A	(270)	(9,002)
Host Hotels & Resorts, Inc.*	(513)	(8,644)
SBA Communications Corp.	(33)	(9,159)
		(26,805)
Food & Staples Retailing - (2.0)%
BJ's Wholesale Club Holdings, Inc.*	(195)	(8,748)
Casey's General Stores, Inc.	(39)	(8,431)
Costco Wholesale Corp.	(24)	(8,459)
Kroger Co. (The)	(240)	(8,638)
Performance Food Group Co.*	(153)	(8,814)
Sysco Corp.	(111)	(8,740)
US Foods Holding Corp.*	(240)	(9,149)
Walmart, Inc.	(66)	(8,965)
		(69,944)
Food Products - (2.4)%
Beyond Meat, Inc.*	(63)	(8,198)
Darling Ingredients, Inc.*	(117)	(8,609)
Freshpet, Inc.*	(54)	(8,576)
Hershey Co. (The)	(57)	(9,015)
Hormel Foods Corp.	(183)	(8,744)
Lamb Weston Holdings, Inc.	(114)	(8,833)
Lancaster Colony Corp.	(51)	(8,943)
McCormick & Co., Inc. (Non-Voting)	(99)	(8,827)
Mondelez International, Inc., Class A	(150)	(8,779)
Post Holdings, Inc.*	(84)	(8,880)
		(87,404)

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Health Care Equipment & Supplies - (1.7)%
Align Technology, Inc.*	(15)	(8,123)
Boston Scientific Corp.*	(225)	(8,696)
DexCom, Inc.*	(24)	(8,625)
Edwards Lifesciences Corp.*	(105)	(8,782)
Hologic, Inc.*	(117)	(8,703)
IDEXX Laboratories, Inc.*	(18)	(8,808)
Intuitive Surgical, Inc.*	(12)	(8,867)
		(60,604)
Health Care Providers & Services - (0.5)%
Centene Corp.*	(135)	(8,628)
Laboratory Corp. of America Holdings*	(33)	(8,416)
		(17,044)
Health Care Technology - (0.5)%
Teladoc Health, Inc.*	(48)	(8,724)
Veeva Systems, Inc., Class A*	(33)	(8,621)
		(17,345)
Hotels, Restaurants & Leisure - (0.7)%
Caesars Entertainment, Inc.*	(99)	(8,658)
Chipotle Mexican Grill, Inc.*	(6)	(8,525)
DraftKings, Inc., Class A*	(144)	(8,831)
		(26,014)
Household Products - (0.7)%
Church & Dwight Co., Inc.	(99)	(8,648)
Colgate-Palmolive Co.	(111)	(8,750)
WD-40 Co.	(27)	(8,267)
		(25,665)
Independent Power and Renewable Electricity Producers - (2.8)%
AES Corp. (The)	(762)	(20,429)
Clearway Energy, Inc., Class C	(723)	(20,345)
Ormat Technologies, Inc.	(261)	(20,496)
Sunnova Energy International, Inc.*	(495)	(20,206)
Vistra Corp.	(1,155)	(20,421)
		(101,897)
Insurance - (2.8)%
Alleghany Corp.*	(15)	(9,394)
Brown & Brown, Inc.	(192)	(8,776)
Globe Life, Inc.	(90)	(8,697)
Goosehead Insurance, Inc., Class A	(81)	(8,682)
Lemonade, Inc.*	(93)	(8,661)
Loews Corp.	(171)	(8,769)
Markel Corp.*	(9)	(10,257)
Primerica, Inc.	(60)	(8,869)
RLI Corp.	(78)	(8,702)
Selectquote, Inc.*	(294)	(8,676)
W R Berkley Corp.	(120)	(9,042)
		(98,525)
Interactive Media & Services - (0.4)%
Alphabet, Inc., Class A*	(3)	(6,187)
Facebook, Inc., Class A*	(30)	(8,836)
		(15,023)
Internet & Direct Marketing Retail - (0.9)%
Amazon.com, Inc.*	(3)	(9,282)
Booking Holdings, Inc.*	(3)	(6,990)
Etsy, Inc.*	(42)	(8,470)
Wayfair, Inc., Class A*	(27)	(8,498)
		(33,240)
IT Services - (1.0)%
Fiserv, Inc.*	(72)	(8,571)
PayPal Holdings, Inc.*	(36)	(8,742)
Square, Inc., Class A*	(39)	(8,855)
Twilio, Inc., Class A*	(27)	(9,201)
		(35,369)
Leisure Products - (0.2)%
Peloton Interactive, Inc., Class A*	(78)	(8,770)

Life Sciences Tools & Services - (0.8)%
Illumina, Inc.*	(24)	(9,218)
IQVIA Holdings, Inc.*	(45)	(8,691)
Mettler-Toledo International, Inc.*	(9)	(10,401)
		(28,310)
Media - (0.3)%
Charter Communications, Inc., Class A*	(15)	(9,255)

Metals & Mining - (0.2)%
Freeport-McMoRan, Inc.*	(267)	(8,792)

Multiline Retail - (0.2)%
Dollar Tree, Inc.*	(75)	(8,584)

Multi-Utilities - (1.7)%
CenterPoint Energy, Inc.	(900)	(20,385)
Consolidated Edison, Inc.	(276)	(20,645)
Dominion Energy, Inc.	(273)	(20,737)
		(61,767)
Oil, Gas & Consumable Fuels - (3.9)%
APA Corp.*	(489)	(8,753)
Cabot Oil & Gas Corp.	(468)	(8,789)
Cheniere Energy, Inc.*	(123)	(8,857)
Cimarex Energy Co.	(147)	(8,730)
Devon Energy Corp.	(402)	(8,784)
Diamondback Energy, Inc.	(120)	(8,819)
EOG Resources, Inc.	(120)	(8,704)
EQT Corp.*	(471)	(8,751)
Hess Corp.	(123)	(8,703)
Marathon Oil Corp.	(819)	(8,747)
New Fortress Energy, Inc.	(189)	(8,677)
Occidental Petroleum Corp.	(327)	(8,705)
Ovintiv, Inc.	(369)	(8,789)
Pioneer Natural Resources Co.	(57)	(9,053)
Targa Resources Corp.	(279)	(8,858)
Texas Pacific Land Corp.	(6)	(9,537)
		(141,256)

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Personal Products - (0.2)%
Estee Lauder Cos., Inc. (The), Class A	(30)	(8,726)

Pharmaceuticals - (0.3)%
Catalent, Inc.*	(84)	(8,846)

Professional Services - (0.3)%
CoStar Group, Inc.*	(12)	(9,863)

Real Estate Management & Development - (1.5)%
CBRE Group, Inc., Class A*	(111)	(8,781)
eXp World Holdings, Inc.*	(192)	(8,745)
Howard Hughes Corp. (The)*	(93)	(8,847)
Jones Lang LaSalle, Inc.*	(48)	(8,594)
Opendoor Technologies, Inc.*	(420)	(8,900)
Redfin Corp.*	(132)	(8,790)
		(52,657)
Road & Rail - (0.2)%
Uber Technologies, Inc.*	(156)	(8,504)

Semiconductors & Semiconductor Equipment - (0.5)%
Advanced Micro Devices, Inc.*	(111)	(8,713)
Micron Technology, Inc.*	(99)	(8,733)
		(17,446)
Software - (2.4)%
Adobe, Inc.*	(18)	(8,557)
Autodesk, Inc.*	(33)	(9,146)
Cadence Design Systems, Inc.*	(63)	(8,630)
Crowdstrike Holdings, Inc., Class A*	(48)	(8,760)
DocuSign, Inc.*	(42)	(8,503)
salesforce.com, Inc.*	(42)	(8,899)
ServiceNow, Inc.*	(18)	(9,002)
Trade Desk, Inc. (The), Class A*	(12)	(7,820)
Workday, Inc., Class A*	(36)	(8,943)
Zoom Video Communications, Inc., Class A*	(27)	(8,675)
		(86,935)
Specialty Retail - (0.7)%
AutoZone, Inc.*	(6)	(8,426)
Carvana Co.*	(33)	(8,659)
O'Reilly Automotive, Inc.*	(18)	(9,131)
		(26,216)
Trading Companies & Distributors - (0.3)%
United Rentals, Inc.*	(27)	(8,891)

Water Utilities - (1.2)%
American Water Works Co., Inc.	(138)	(20,689)
Essential Utilities, Inc.	(456)	(20,406)
		(41,095)
Wireless Telecommunication Services - (0.3)%
T-Mobile US, Inc.*	(72)	(9,021)

TOTAL COMMON STOCKS (Proceeds $(1,552,227))		(1,749,192)

TOTAL SHORT POSITIONS (Proceeds $(1,552,227))		(1,749,192)

Total Investments - 49.0% (Cost $1,607,221)		1,756,124
Other assets less liabilities - 51.0%		1,828,442
Net Assets - 100.0%		3,584,566

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,098,388.

AGF Investments Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%

Construction & Engineering - 3.8%
Vinci SA	936	95,890

Diversified Telecommunication Services - 2.1%
Cellnex Telecom SA	354	20,383
China Tower Corp. Ltd., Class H	210,244	31,101
		51,484
Electric Utilities - 13.8%
AusNet Services	7,744	10,793
Cia Energetica de Minas Gerais (Preference)*	6,090	14,098
Duke Energy Corp.	160	15,445
Edison International	309	18,107
Endesa SA	292	7,725
Eversource Energy	426	36,887
Fortis, Inc.	778	33,759
Fortum OYJ	1,144	30,534
Iberdrola SA	1,532	19,735
Mercury NZ Ltd.	3,842	17,441
NextEra Energy, Inc.	374	28,278
OGE Energy Corp.	530	17,151
Orsted A/S	116	18,735
PG&E Corp.*	628	7,354
Southern Co. (The)	416	25,859
Terna Rete Elettrica Nazionale SpA	2,704	20,415
Verbund AG	349	25,375
		347,691
Equity Real Estate Investment Trusts (REITs) - 17.8%
American Tower Corp.	774	185,032
Ascendas REIT	5,303	12,024
CoreSite Realty Corp.	139	16,659
Crown Castle International Corp.	744	128,065
CyrusOne, Inc.	149	10,090
Digital Realty Trust, Inc.	113	15,915
Equinix, Inc.	10	6,796
Japan Logistics Fund, Inc.	4	11,271
Keppel DC REIT	4,359	8,749
QTS Realty Trust, Inc., Class A	176	10,919
SBA Communications Corp.	119	33,029
STAG Industrial, Inc.	254	8,537
		447,086
Gas Utilities - 4.1%
China Gas Holdings Ltd.	2,218	9,087
Enagas SA	321	6,971
ENN Energy Holdings Ltd.	784	12,576
Hong Kong & China Gas Co. Ltd.	9,464	14,974
Italgas SpA	2,016	13,086
Kunlun Energy Co. Ltd.	25,122	26,401
Naturgy Energy Group SA	496	12,157
Spire, Inc.	120	8,867
		104,119
Independent Power and Renewable Electricity Producers - 2.5%
China Longyuan Power Group Corp. Ltd., Class H	12,270	16,667
Northland Power, Inc.	572	20,733
TransAlta Renewables, Inc.	1,516	24,814
		62,214
Interactive Media & Services - 1.3%
Alphabet, Inc., Class C*	16	33,098

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	8	24,753

IT Services - 1.2%
Automatic Data Processing, Inc.	85	16,020
GDS Holdings Ltd., ADR*	132	10,704
Switch, Inc., Class A	155	2,520
		29,244
Multi-Utilities - 12.2%
A2A SpA	6,104	11,110
Algonquin Power & Utilities Corp.	1,516	24,018
CenterPoint Energy, Inc.	434	9,830
Consolidated Edison, Inc.	550	41,140
DTE Energy Co.	160	21,302
E.ON SE	865	10,067
National Grid plc	6,636	79,042
REN - Redes Energeticas Nacionais SGPS SA	3,650	10,187
RWE AG	614	24,064
Sempra Energy	446	59,131
WEC Energy Group, Inc.	180	16,846
		306,737
Oil, Gas & Consumable Fuels - 22.9%
Antero Midstream Corp.	1,098	9,915
Cheniere Energy, Inc.*	356	25,635
Enbridge, Inc.	5,448	198,464
EnLink Midstream LLC*	2,844	12,201
Kinder Morgan, Inc.	6,532	108,758
ONEOK, Inc.	842	42,655
Pembina Pipeline Corp.	880	25,419
Targa Resources Corp.	429	13,621
TC Energy Corp.	1,196	54,827
Williams Cos., Inc. (The)	3,578	84,763
		576,258
Road & Rail - 2.5%
Canadian National Railway Co.	170	19,728
Union Pacific Corp.	190	41,878
		61,606

AGF Investments Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Software - 1.0%
Microsoft Corp.	110	25,935

Transportation Infrastructure - 9.4%
Aena SME SA*	96	15,570
ASTM SpA*	756	22,873
Atlantia SpA*	624	11,672
Auckland International Airport Ltd.*	2,354	12,889
Beijing Capital International Airport Co. Ltd., Class H	9,033	7,030
China Merchants Port Holdings Co. Ltd.	8,492	13,021
COSCO SHIPPING Ports Ltd.	17,514	12,751
Flughafen Zurich AG (Registered)*	82	13,473
Fraport AG Frankfurt Airport Services Worldwide*	195	11,857
Jiangsu Expressway Co. Ltd., Class H	7,254	9,032
Sydney Airport*	8,376	39,381
Transurban Group	5,014	50,728
Zhejiang Expressway Co. Ltd., Class H	18,000	15,953
		236,230
Water Utilities - 2.9%
American Water Works Co., Inc.	256	38,379
United Utilities Group plc	2,640	33,695
		72,074
TOTAL COMMON STOCKS (COST $2,343,154)		2,474,419

EXCHANGE TRADED FUNDS - 0.8%

SPDR S&P Global Infrastructure ETF
(Cost $19,169)	387	19,907

MASTER LIMITED PARTNERSHIPS - 0.4%

Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Partners LP (Cost $10,995)	244	10,417

Total Investments - 99.7% (Cost $2,373,318)		2,504,743
Other assets less liabilities - 0.3%		6,701
Net Assets - 100.0%		2,511,444

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SPDR	Standard & Poor's Depositary Receipt

AGFiQ Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of March 31, 2021:
Australia	4.0%
Austria	1.0%
Brazil	0.6%
Canada	16.4%
China	6.5%
Denmark	0.8%
Finland	1.2%
France	3.8%
Germany	1.8%
Hong Kong	0.6%
Italy	3.2%
Japan	0.5%
New Zealand	1.2%
Portugal	0.4%
Singapore	0.8%
Spain	3.3%
Switzerland	0.5%
United Kingdom	4.5%
United States	48.6%
Other(1)	0.3%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

AGF Investments Trust

Notes to Quarterly Schedules of Investments

March 31, 2021 (Unaudited)

Investment Valuation

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2021 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks*	$92,726,659	$—	$—	$92,726,659
Liabilities
Common Stocks*	$(93,144,449)	$—	$—	$(93,144,449)
Total Investments	$(417,790)	$—	$—	$(417,790)
Other Financial Instruments
Assets
Swap Agreements**	$—	$3,105,827	$—	$3,105,827
Liabilities
Swap Agreements**	$—	$(2,231,504)	$—	$(2,231,504)
Total Other Financial Instruments	$—	$874,323	$—	$874,323

AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$3,435,436	$—	$—	$3,435,436
Master Limited Partnerships	69,880	—	—	69,880
Liabilities
Common Stocks*	$(1,749,192)	$—	$—	$(1,749,192)
Total Investments	$1,756,124	$—	$—	$1,756,124
AGFiQ Global Infrastructure ETF
Investments
Common Stocks*	$2,474,419	$—	$—	$2,474,419
Exchange Traded Funds	19,907	—	—	19,907
Master Limited Partnerships	10,417	—	—	10,417
Total Investments	$2,504,743	$—	$—	$2,504,743

*	See Schedules of Investments for segregation by industry type.

**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.

The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.